Note 15 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2024
	Waste Management Services	Golf and Related Operations	Corporate	Total

Income (loss) before income taxes:
Revenue	$45,922	$37,873	$-	$83,795

Expenses
Cost of operations	(35,940)	(30,626)	-	(66,566)
Selling, general and administrative	(4,954)	(2,148)	(3,146)	(10,248)
Depreciation and amortization	(196)	(3,480)	(230)	(3,906)
Interest expense, net	(27)	(30)	(1,983)	(2,040)
Other	7	-	-	7
Income (loss) before taxes	$4,812	$1,589	$(5,359)	$1,042
	Year Ended December 31, 2023
	Waste Management Services	Golf and Related Operations	Corporate	Total

Income (loss) before income taxes:
Revenue	$44,611	$36,288	$-	$80,899

Expenses
Cost of operations	(35,642)	(31,093)	-	(66,735)
Selling, general and administrative	(4,847)	(1,885)	(3,495)	(10,227)
Depreciation and amortization	(109)	(3,464)	(253)	(3,826)
Interest expense, net	-	(30)	(2,068)	(2,098)
Income (loss) before taxes	$4,013	$(184)	$(5,816)	$(1,987)
	Year Ended December 31,
	2024	2023
Capital expenditures:
Waste management services	$291	$205
Golf and related operations	2,118	3,620
Corporate	52	93
Total capital expenditures	$2,461	$3,918
	Year Ended December 31,
	2024	2023
Total assets:
Waste management services	$35,100	$35,839
Golf and related operations	62,500	63,670
Corporate	64,247	65,453
Subtotal	161,847	164,962
Elimination of intersegment receivables	(75,661)	(76,997)
Total assets	$86,186	$87,965